Leases	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Leases	Leases
Recognition and measurement
IFRS 16 applies to the recognition, measurement, presentation and disclosure of leases. Certain leases are exempt from the standard, including leases to explore for or use minerals, oil, natural gas and similar non-regenerative resources. We apply the scope exemptions in paragraphs 3(e) and
4 of IFRS 16 and do not apply the standard to leases of any assets which would otherwise fall within the scope of IAS 38 “Intangible Assets”.
A significant proportion of our lease arrangements relate to dry bulk vessels and office properties. Other leases include land and non-mining rights, warehouses, ports, equipment and vehicles.
We recognise all lease liabilities and corresponding right-of-use assets on the balance sheet, with the exception of short-term (12 months or fewer)
and low-value leases, where payments are expensed as incurred. Lease liabilities are recorded at the present value of fixed payments; variable lease payments that depend on an index or rate; amounts payable under residual value guarantees; and extension options expected to be exercised.
Where a lease contains an extension option that we can exercise without negotiation, lease payments for the extension period are included in the liability if we are reasonably certain that we will exercise the option. Variable lease payments not dependent on an index or rate are excluded from the calculation of lease liabilities at initial recognition. Payments are discounted at the incremental borrowing rate of the lessee, unless the interest rate implicit in the lease can be readily determined. For lease agreements relating to vessels, ports and properties, non-lease components are excluded from the future lease payments and recorded separately within operating costs as services are being provided. The lease liability is measured at amortised cost using the effective interest method. The right-of-use asset arising from a lease arrangement at initial recognition reflects the lease liability, initial direct costs, lease payments made before the commencement date of the lease, and capitalised provision for dismantling and restoration of the underlying asset, less any lease incentives.
We recognise depreciation on right-of-use assets and interest on lease liabilities in the income statement over the lease term. Repayments of lease liabilities are separated into a principal portion (presented within financing activities) and an interest portion (which the Group presents in operating activities) in the cash flow statement. Payments made before the commencement date are included within financing activities unless they in substance represent investing cash flows, for example where pre-commencement cash flows are significant relative to aggregate cash flows of the leasing arrangement.

Other relevant judgements	Accounting for renewable power purchase agreements
We have to apply judgement for certain contractual arrangements, such as renewable energy power purchase agreements (PPAs), in evaluating whether we have the right to obtain substantially all of the economic benefits from the use of the renewable energy assets, including the right to obtain physical energy these assets generate. Based on our evaluation, we determine whether an arrangement is a lease, an executory contract or a derivative. An immaterial amount was recognised as a lease at both 31 December 2025 and
31 December 2024 for a fixed component of the QMM renewable PPA. The Amrun and Jinbi renewable PPAs are leases which have not yet commenced, and are included in our decarbonisation capital commitments (note 37).

Lessee arrangements
We have made the following payments during the year associated with leases:

Description of payment	Included within	2025 US$m	2024 US$m
Principal lease payments	Cash flows from financing activities	522	455
Interest payments on leases	Cash flows from operating activities	67	67
Short life leases	Net operating costs	269	217
Variable lease components	Net operating costs	84	46
Low value leases (>12 months in duration)	Net operating costs	3	3
Total lease payments		945	788
Lease liabilities
The maturity profile of lease liabilities recognised at 31 December is:

	2025 US$m	2024 US$m
Lease liabilities
Due within 1 year	581	398
Between 1 and 3 years	614	513
Between 3 and 5 years	251	281
More than 5 years	428	551
Total undiscounted cash payments expected to be made	1,874	1,743
Effect of discounting	(288)	(330)
Present value of minimum lease payments	1,586	1,413
Comprising:
Current lease liabilities per the balance sheet	524	354
Non-current lease liabilities per the balance sheet	1,062	1,059
Total lease liabilities	1,586	1,413
At 31 December 2025, commitments for leases not yet commenced were US$785 million (2024: US$405 million) and commitments relating to short-term leases which had already commenced were US$217 million (2024: US$182 million). These commitments are not included in the maturity profile table above.